Securities (Schedule Of Marketable Securities By Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Available for sale at fair value, After one through five years	$ 8,451
Available for sale at fair value yield, After one through five years	1.67%
Available for sale at fair value, After five through ten years	$ 14,063
Available for sale at fair value yield, After five through ten years	2.01%
Available for sale at fair value, After ten years	$ 30,351
Available for sale at fair value yield, After ten years	2.62%
Available-for-sale Securities	$ 52,865	$ 60,073
Available for sale at fair value yield	2.31%
Held to maturity at cost, Within one year	$ 267
Held to maturity at cost yield, Within one year	0.79%
Held to maturity at cost, After one through five years	$ 199
Held to maturity at cost yield, After one through five years	4.75%
Held to maturity at cost, After five through ten years	$ 2,170
Held to maturity at cost yield, After five through ten years	4.66%
Held to maturity at cost, After ten years	$ 15,835
Held to maturity at cost yield, After ten years	2.97%
Held to maturity Securities	$ 18,471	20,009
Held to maturity at cost yield,	3.16%
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale at fair value, After one through five years	$ 3,256
Available for sale at fair value yield, After one through five years	1.55%
Available for sale at fair value, After five through ten years	$ 921
Available for sale at fair value yield, After five through ten years	2.08%
Available for sale at fair value, After ten years	$ 2,404
Available for sale at fair value yield, After ten years	2.04%
Available-for-sale Securities	$ 6,581	4,618
Available for sale at fair value yield	1.81%
Held to maturity at cost, After ten years	$ 3,988
Held to maturity at cost yield, After ten years	1.97%
Held to maturity Securities	$ 3,988	4,440
Held to maturity at cost yield,	1.97%
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale at fair value, After one through five years	$ 1,412
Available for sale at fair value yield, After one through five years	2.55%
Available for sale at fair value, After five through ten years	$ 5,740
Available for sale at fair value yield, After five through ten years	2.41%
Available for sale at fair value, After ten years	$ 3,630
Available for sale at fair value yield, After ten years	2.56%
Available-for-sale Securities	$ 10,782	11,132
Available for sale at fair value yield	2.48%
Held to maturity at cost, Within one year	$ 264
Held to maturity at cost yield, Within one year	0.75%
Held to maturity at cost, After ten years	$ 2,100
Held to maturity at cost yield, After ten years	4.73%
Held to maturity Securities	$ 2,364	2,417
Held to maturity at cost yield,	4.29%
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available for sale at fair value, After one through five years	$ 1,066
Available for sale at fair value yield, After one through five years	2.03%
Available for sale at fair value, After five through ten years	$ 3,059
Available for sale at fair value yield, After five through ten years	2.24%
Available for sale at fair value, After ten years	$ 22,314
Available for sale at fair value yield, After ten years	2.77%
Available-for-sale Securities	$ 26,439	34,383
Available for sale at fair value yield	2.68%
Held to maturity at cost, Within one year	$ 3
Held to maturity at cost yield, Within one year	4.52%
Held to maturity at cost, After one through five years	$ 199
Held to maturity at cost yield, After one through five years	4.75%
Held to maturity at cost, After five through ten years	$ 185
Held to maturity at cost yield, After five through ten years	5.21%
Held to maturity at cost, After ten years	$ 5,845
Held to maturity at cost yield, After ten years	3.20%
Held to maturity Securities	$ 6,232	8,164
Held to maturity at cost yield,	3.31%
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Held to maturity at cost, After ten years	$ 3,902
Held to maturity at cost yield, After ten years	2.71%
Held to maturity Securities	$ 3,902	4,005
Held to maturity at cost yield,	2.71%
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale at fair value, After one through five years	$ 2,717
Available for sale at fair value yield, After one through five years	1.23%
Available for sale at fair value, After five through ten years	$ 4,343
Available for sale at fair value yield, After five through ten years	1.30%
Available for sale at fair value, After ten years	$ 2,003
Available for sale at fair value yield, After ten years	1.82%
Available-for-sale Securities	$ 9,063	9,940
Available for sale at fair value yield	1.39%
Held to maturity at cost, After five through ten years	$ 1,985
Held to maturity at cost yield, After five through ten years	4.61%
Held to maturity Securities	$ 1,985	983
Held to maturity at cost yield,	4.61%
Parent Company Only [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities	$ 216	$ 198